Employee Benefits - Reconciliation of Interest SBERA Common Collective (Details) - Asset Management Arrangement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation:
Benefit obligation at beginning of the year	$ 546,056	$ 449,643
Net realized and unrealized gains and (losses)	(91,474)	50,878
Contributions	7,222	0
Benefits paid	(42,438)	(17,934)
Acquisitions	0	63,469
Benefit obligation at end of the year	$ 419,366	$ 546,056